Total
Harbor-Robeco Emerging Markets Active Equities Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor-Robeco Emerging Markets Active Equities Fund		Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees		0.72%	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses	[1]	5.89%	5.97%	5.97%	6.09%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		6.62%	6.70%	6.95%	7.07%
Expense Reimbursement	[2]	(5.82%)	(5.82%)	(5.82%)	(5.82%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[2]	0.80%	0.88%	1.13%	1.25%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense and acquired fund fees and expenses (if any), to 0.79%, 0.87%, 1.12%, and 1.24% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2021. Only the Fund's Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor-Robeco Emerging Markets Active Equities Fund - USD ($)	One Year	Three Years
Retirement Class	82	1,439
Institutional Class	90	1,461
Administrative Class	115	1,531
Investor Class	127	1,564

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The inception date of the Fund was December 1, 2019 and no portfolio turnover rate existed at the time of this publication.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of emerging market companies, including futures with similar economic exposures. The Fund invests in stocks of all market capitalizations. Equity securities in which the Fund invests may include depositary receipts, which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a company.

Emerging market companies are those located in or economically tied to countries classified by MSCI, FTSE, or S&P as emerging market countries.

The Subadviser manages the Fund using an active, quantitative investment strategy. In selecting investments for the Fund, the Subadviser follows a bottom-up driven investment strategy to gain exposure to the value, quality, momentum, and analyst revision factors within a tracking error limit.  The Subadviser's model ranks stocks on their expected future relative performance using these four factors. Highly ranked stocks are overweighted and low-ranked stocks are underweighted, relative to the Fund's benchmark.

The Subadviser systematically incorporates an analysis of environmental, social, and governance (ESG) factors into its investment process, by using ESG scores derived from the RobecoSAM Corporate Sustainability Assessment (which assigns companies a RobecoSAM smart ESG score of between 0 (low) and 100 (high) based on a range of environmental, social and corporate governance factors). The Subadviser aims to construct a portfolio that has a total weighted ESG score that is at least as high as the total weighted ESG score which is calculated by applying the RobecoSAM scores to the MSCI Emerging Markets (ND) Index.

The Subadviser applies consistent human oversight of its proprietary quantitative models.  Through a rigorous, documented process, the Subadviser will exclude from the model's output certain individual stocks or groups of stocks on a case-by-case basis due to various reasons, including but not limited to, liquidity concerns, dual listings, cross holdings and merger and acquisition activity.  The portfolio managers follow the output of the models, as adjusted through the human oversight process, when making buy and sell decisions for the Fund's portfolio.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.

Emerging Market Risk: Because the Fund invests primarily in securities of emerging market issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

ESG Factors Risk: The Subadviser's consideration of certain environmental, social and governance (ESG) factors in evaluating company quality may result in the selection or exclusion of securities for reasons other than performance and the Fund may underperform relative to other funds that do not consider ESG factors.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer's stock, sometimes rapidly or unpredictably.

Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.

Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small and Mid Cap Risk: The Fund's performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund's website at harborfunds.com or call 800-422-1050.